UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 811-22432

OXFORD LANE CAPITAL CORP.

(Name of Registrant)

8 Sound Shore Drive, Suite 255
Greenwich, CT 06830
(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Oxford Lane Capital Corp. (the “Company”) to be redeemed:

7.50% Series 2023 Term Preferred Stock (CUSIP: 691543300; NasdaqGS: OXLCO) (the “Preferred Shares”).

(2)	Date on which the securities are to be redeemed:

The Preferred Shares will be redeemed on April 15, 2021 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Preferred Shares are to be redeemed pursuant to Section 2.5 of, and Annex A to, the Company’s Articles Supplementary Establishing and Fixing the Rights and Preferences of Term Preferred Shares, dated as of February 6, 2020 (the “Articles Supplementary”), which supplement the Company’s Articles of Amendment and Restatement, as amended, to the Articles of Incorporation of the Company.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

In accordance with the Articles Supplementary, the Company will redeem 2,281,395 of the outstanding Preferred Shares, which represents the entire amount of Preferred Shares outstanding, at a price of $25.07291667 per Preferred Share, which represents the liquidation preference price of $25 per Preferred Share plus accrued but unpaid dividends of $0.07291667 per Preferred Share. The Preferred Shares will be redeemed from each holder of the Preferred Shares pro rata based upon the number of outstanding Preferred Shares held by such holder. The dividends on the Preferred Shares to be redeemed will cease to accumulate from and after the Redemption Date.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 16th day of March, 2021.

OXFORD LANE CAPITAL CORP.

By:	/s/ Jonathan H. Cohen
	Name:	Jonathan H. Cohen
	Title:	Chief Executive Officer